CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Millions	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Loss [Member]	(Accumulated Deficit) [Member]
Balances at Feb. 27, 2010	$ 2,887	$ 230	$ 2,857	$ (528)	$ (478)	$ 806
Net loss	(1,510)					(1,510)
Other comprehensive income (loss),(net of tax of $28, $129, $22 for 2011, 2012 and 2013 respectively)	32				32
Cash dividends declared on common stock $0.3500, $0.3500, $0.0875 per share for 2011, 2012 and 2013 respectively)	(74)					(74)
Stock-based compensation	11		5	6
Purchase of shares for treasury	(3)			(3)
Other	(3)		(7)	4
Balances at Feb. 26, 2011	1,340	230	2,855	(521)	(446)	(778)
Net loss	(1,040)					(1,040)
Other comprehensive income (loss),(net of tax of $28, $129, $22 for 2011, 2012 and 2013 respectively)	(211)				(211)
Cash dividends declared on common stock $0.3500, $0.3500, $0.0875 per share for 2011, 2012 and 2013 respectively)	(74)					(74)
Stock-based compensation	14		8	6
Other	(8)		(8)
Balances at Feb. 25, 2012	21	230	2,855	(515)	(657)	(1,892)
Net loss	(1,466)					(1,466)
Other comprehensive income (loss),(net of tax of $28, $129, $22 for 2011, 2012 and 2013 respectively)	45				45
Cash dividends declared on common stock $0.3500, $0.3500, $0.0875 per share for 2011, 2012 and 2013 respectively)	(19)					(19)
Stock-based compensation	14		(27)	41
Change in par value of common stock		(228)	228
Other	(10)		(10)
Balances at Feb. 23, 2013	$ (1,415)	$ 2	$ 3,046	$ (474)	$ (612)	$ (3,377)